Summarized financial position of derivative financial instruments: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	R$ 145,355	R$ 377,990
Derivative financial instruments assets, Current	134,551	377,756
Derivative financial instruments assets, non current	10,804	234
Derivative financial instruments laibilities	(369,304)	(385,696)
Derivative financial instruments laibilities, Current	(327,443)	(384,969)
Derivative financial instruments laibilities, non current	(41,861)	(727)
Cash Flow Hedges Derivative Instruments [Member] | Currency Risk 1 [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	27,617	177,208
Derivative financial instruments laibilities	(37,959)	(81,650)
Cash Flow Hedges Derivative Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	105,228	125,304
Derivative financial instruments laibilities	(57,608)	(269,361)
Not Designated Cash Flow Hedges [Member] | Currency Risk 1 [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	2,053	75,478
Derivative financial instruments laibilities	R$ (233,172)	(20,036)
Not Designated Cash Flow Hedges [Member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets		10,457
Derivative financial instruments laibilities		R$ (14,649)